Fees Summary	Sep. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 129,375,000.00
Previously Paid Amount	0.00
Total Fee Amount	19,807.32
Total Offset Amount	0.00
Net Fee	$ 19,807.32